Details of Other Non-Interest Expense (Detail)	12 Months Ended
	Dec. 31, 2010 USD ($)	Dec. 31, 2010 KRW	Dec. 31, 2009 KRW	Dec. 31, 2008 KRW
Component of Other Expense, Nonoperating [Line Items]
Loss on sale of premises and equipment		7,393,000,000	17,264,000,000	4,920,000,000
Loss on loans		57,118,000,000	38,318,000,000	11,530,000,000
Impairment loss on goodwill			59,517,000,000	128,394,000,000
Impairment loss on other investment		105,546,000,000	14,802,000,000	33,206,000,000
Loss on hedge activity		76,695,000,000	2,734,000,000	10,845,000,000
Expense of suspense payments related to credit and accident				15,593,000,000
Donations		126,005,000,000	130,331,000,000	178,258,000,000
Loss on disposal of other investment		2,683,000,000	3,620,000,000	5,810,000,000
Loss on equity method		10,732,000,000	13,403,000,000	10,462,000,000
Other		411,419,000,000	151,827,000,000	303,225,000,000
Other Noninterest Expense, Total	$ 705,458,000	797,591,000,000	431,816,000,000	702,243,000,000